Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Principal amount outstanding	$ 2,316.5	$ 1,763.7
Fair value adjustment	15.6	30.7
Total mortgage loans payable	$ 2,332.1	1,794.4
Charleston Plaza
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	5.60%
Annual interest rate and payment frequency	5.60% paid monthly
Principal amount outstanding	$ 0.0	34.7
Maturity	Sep. 11, 2016
The Legend at Kierland
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	4.97%
Annual interest rate and payment frequency	4.97% paid monthly
Principal amount outstanding	$ 21.8	21.8
Maturity	Aug. 01, 2017
The Tradition at Kierland
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	4.97%
Annual interest rate and payment frequency	4.97% paid monthly
Principal amount outstanding	$ 25.8	25.8
Maturity	Aug. 01, 2017
Mass Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	2.88%
Annual interest rate and payment frequency	2.88% paid monthly
Principal amount outstanding	$ 92.6	92.6
Maturity	Sep. 01, 2019
Red Canyon at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	5.34%
Annual interest rate and payment frequency	5.34% paid monthly
Principal amount outstanding	$ 27.1	27.1
Maturity	Aug. 01, 2020
Green River at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	5.34%
Annual interest rate and payment frequency	5.34% paid monthly
Principal amount outstanding	$ 33.2	33.2
Maturity	Aug. 01, 2020
Blue Ridge at Palomino Park
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	5.34%
Annual interest rate and payment frequency	5.34% paid monthly
Principal amount outstanding	$ 33.4	33.4
Maturity	Aug. 01, 2020
Ashford Meadows
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	5.17%
Annual interest rate and payment frequency	5.17% paid monthly
Principal amount outstanding	$ 44.6	44.6
Maturity	Aug. 01, 2020
The Corner
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	4.66%
Annual interest rate and payment frequency	4.66% paid monthly
Principal amount outstanding	$ 105.0	105.0
Maturity	Jun. 01, 2021
The Palatine
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	4.25%
Annual interest rate and payment frequency	4.25% paid monthly
Principal amount outstanding	$ 80.0	80.0
Maturity	Jan. 10, 2022
The Forum at Carlsbad
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	4.25%
Annual interest rate and payment frequency	4.25% paid monthly
Principal amount outstanding	$ 90.0	90.0
Maturity	Mar. 01, 2022
The Colorado
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.69%
Annual interest rate and payment frequency	3.69% paid monthly
Principal amount outstanding	$ 91.7	91.7
Maturity	Nov. 01, 2022
The Legacy at Westwood
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.69%
Annual interest rate and payment frequency	3.69% paid monthly
Principal amount outstanding	$ 46.7	46.7
Maturity	Nov. 01, 2022
Regents Court
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.69%
Annual interest rate and payment frequency	3.69% paid monthly
Principal amount outstanding	$ 39.6	39.6
Maturity	Nov. 01, 2022
The Caruth
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.69%
Annual interest rate and payment frequency	3.69% paid monthly
Principal amount outstanding	$ 45.0	45.0
Maturity	Nov. 01, 2022
Fourth And Madison
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.75%
Annual interest rate and payment frequency	3.75% paid monthly
Principal amount outstanding	$ 200.0	200.0
Maturity	Jun. 01, 2023
1001 Pennsylvania Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.70%
Annual interest rate and payment frequency	3.70% paid monthly
Principal amount outstanding	$ 330.0	330.0
Maturity	Jun. 01, 2023
1401 H Street NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.65%
Annual interest rate and payment frequency	3.65% paid monthly
Principal amount outstanding	$ 115.0	115.0
Maturity	Nov. 05, 2024
32 South State Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	4.48%
Annual interest rate and payment frequency	4.48% paid monthly
Principal amount outstanding	$ 24.0	0.0
Maturity	Jun. 06, 2025
780 Third Avenue | Loan A
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.55%
Annual interest rate and payment frequency	3.55% paid monthly
Principal amount outstanding	$ 150.0	150.0
Maturity	Aug. 01, 2025
780 Third Avenue | Loan B
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.55%
Annual interest rate and payment frequency	3.55% paid monthly
Principal amount outstanding	$ 20.0	20.0
Maturity	Aug. 01, 2025
701 Brickell Avenue
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.66%
Annual interest rate and payment frequency	3.66% paid monthly
Principal amount outstanding	$ 184.0	0.0
Maturity	Apr. 01, 2026
55 Second Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.74%
Annual interest rate and payment frequency	3.74% paid monthly
Principal amount outstanding	$ 137.5	137.5
Maturity	Oct. 01, 2026
1900 K Street, NW
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.93%
Annual interest rate and payment frequency	3.93% paid monthly
Principal amount outstanding	$ 163.0	0.0
Maturity	Apr. 01, 2028
501 Boylston Street
Mortgage Loans Payable - Schedule of outstanding mortgage loans payable secured by properties [Line Items]
Annual interest rate	3.70%
Annual interest rate and payment frequency	3.70% paid monthly
Principal amount outstanding	$ 216.5	$ 0.0
Maturity	Apr. 01, 2028